Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:(4)
Year	Summary Compensation Table (SCT) Total for CEO ($)(1)	Compensation Actually Paid (CAP) to CEO ($)(2)	Average SCT Total for Other NEOs ($)(1)	Average CAP to Other NEOs ($)(3)	Company TSR ($)	Peer Group TSR ($)	Net Income ($ in millions)	Compensation Core Earnings ($ in millions) (5)
2022	16,086,469	26,534,011	5,409,204	8,245,362	135	145	1,815	2,561
2021	15,824,348	38,804,005	4,793,726	10,351,296	120	132	2,365	2,163
2020	11,806,195	(783,220)	3,927,876	524,850	83	100	1,737	1,767

Company Selected Measure Name	Compensation Core Earnings
Named Executive Officers, Footnote [Text Block]	(1) The CEO for each year reported was Christopher Swift. The names of each of the other NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Beth Costello, Douglas Elliot, David Robinson, and Deepa Soni; (ii) for 2021, Beth Costello, Douglas Elliot, David Robinson, Amy Stepnowski, and William Bloom; and (iii) for 2020, Beth Costello, Douglas Elliot, David Robinson, William Bloom, and Brion Johnson.
Peer Group Issuers, Footnote [Text Block]	(4) Reflects the value of a fixed $100 investment on December 31, 2019. The peer group used for this purpose is the published industry index: S&P Insurance Composite Index, the same peer group used for purposes of the performance graph included in the Company’s Annual Reports on Form 10-K for each of the fiscal years ended December 31, 2022, 2021, and 2020.
PEO Total Compensation Amount	$ 16,086,469	$ 15,824,348	$ 11,806,195
PEO Actually Paid Compensation Amount	$ 26,534,011	38,804,005	(783,220)
Adjustment To PEO Compensation, Footnote [Text Block]
(2) In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the CEO's total compensation for each year to determine the compensation actually paid. For purposes of the pension valuation adjustments shown below, there was no pension service or prior service cost.

Year	SCT Total ($)	Less: Change in Pension Value ($)	Less: Stock Awards from SCT and Option Awards from SCT ($)	Year-End Value of Unvested Equity Awards and Applicable Dividend Equivalents Granted in the Year ($)	Change in Value of Unvested Equity Awards and Applicable Dividend Equivalents Granted in Prior Years ($)	Vesting Date Value of Equity Awards and Applicable Dividend Equivalents Granted and Vested in the Year ($)	Change in Value of Equity Awards and Applicable Dividend Equivalents Granted in Prior Years Which Vested in the Year ($)	CAP ($)
2022	16,086,469	—	10,153,500	14,890,747	5,123,290	—	587,005	26,534,011
2021	15,824,348	8,184	9,626,475	19,016,242	9,006,971	—	4,591,103	38,804,005
2020	11,806,195	33,824	7,990,850	6,834,642	(5,693,269)	—	(5,706,114)	(783,220)

Non-PEO NEO Average Total Compensation Amount	$ 5,409,204	4,793,726	3,927,876
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,245,362	10,351,296	524,850
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3) In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding the CEO) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2. For purposes of the pension valuation adjustments shown below, there was no pension service or prior service cost.

Year	SCT Total ($)	Less: Change in Pension Value ($)	Less: Stock Awards from SCT and Option Awards from SCT ($)	Year-End Value of Unvested Equity Awards and Applicable Dividend Equivalents Granted in the Year ($)	Change in Value of Unvested Equity Awards and Applicable Dividend Equivalents Granted in Prior Years ($)	Vesting Date Value of Equity Awards and Applicable Dividend Equivalents Granted and Vested in the Year ($) (a)	Change in Value of Equity Awards and Applicable Dividend Equivalents Granted in Prior Years Which Vested in the Year ($)	CAP ($)
2022	5,409,204	—	2,842,980	3,231,047	1,053,592	938,364	456,135	8,245,362
2021	4,793,726	1,170	2,362,389	4,335,398	1,972,862	340,965	1,271,904	10,351,296
2020	3,927,876	21,586	2,164,110	1,718,080	(1,391,173)	132,902	(1,677,139)	524,850
(a) Equity awards vest during the year granted only in the case of retirement. Retirements occurred in 2022, 2021, and 2020 for Messrs. Elliot, Bloom, and Johnson, respectively.

Total Shareholder Return Amount	$ 135	120	83
Peer Group Total Shareholder Return Amount	145	132	100
Net Income (Loss)	$ 1,815,000,000	$ 2,365,000,000	$ 1,737,000,000
Company Selected Measure Amount	2,561,000,000	2,163,000,000	1,767,000,000
PEO Name	Christopher Swift
Additional 402(v) Disclosure [Text Block]	(5) The Compensation Core Earnings definition and a reconciliation from GAAP net income to Compensation Core Earnings for each year in the table are provided in Appendix A.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Compensation Core Earnings
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Compensation Core ROE
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	TSR
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 8,184	$ 33,824
PEO [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,153,500	9,626,475	7,990,850
PEO [Member] | Year-End Value of Unvested Equity Awards and Applicable Dividend Equivalents Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,890,747	19,016,242	6,834,642
PEO [Member] | Change in Value of Unvested Equity Awards and Applicable Dividend Equivalents Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,123,290	9,006,971	(5,693,269)
PEO [Member] | Vesting Date Value of Equity Awards and Applicable Dividend Equivalents Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Value of Equity Awards and Applicable Dividend Equivalents Granted in Prior Years Which Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	587,005	4,591,103	(5,706,114)
Non-NEOs [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,170	21,586
Non-NEOs [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,842,980	2,362,389	2,164,110
Non-NEOs [Member] | Year-End Value of Unvested Equity Awards and Applicable Dividend Equivalents Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,231,047	4,335,398	1,718,080
Non-NEOs [Member] | Change in Value of Unvested Equity Awards and Applicable Dividend Equivalents Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,053,592	1,972,862	(1,391,173)
Non-NEOs [Member] | Vesting Date Value of Equity Awards and Applicable Dividend Equivalents Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	938,364	340,965	132,902
Non-NEOs [Member] | Change in Value of Equity Awards and Applicable Dividend Equivalents Granted in Prior Years Which Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 456,135	$ 1,271,904	$ (1,677,139)